Earnings per share - Result attributable to ordinary shares (Details) - USD ($)				12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings per share [abstract]
Result for the period (in USD)				$ (338,777,184)	$ 473,237,286		$ 112,230,267
Weighted average number of ordinary shares (in shares)	201,677,981	215,078,497	218,786,812	201,677,981	210,193,707	[1]	216,029,171	[1]
Basic earnings per share (in dollars per share)				$ (1.68)	$ 2.25	[1]	$ 0.52	[1]

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.